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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Ltd.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Donna Gindrup     Galveston, Texas      April 25, 2007


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          59

Form 13F Information Table Value Total:    $134,269 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name


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Kempner Capital Management, Ltd.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
31-MAR-07


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                        COM    00206R102     2263       63300 SH             Sole               63300

AT&T Inc.                        COM    00206R102     5088      129037 SH             Sole              129037
Alcoa Inc                        COM    013817101     1660       48970 SH             Sole               48970
Allstate Corp.                   COM    020002101     3304       55015 SH             Sole               55015
Alltel Corp.                     COM    020039103    25159      405798 SH             Sole              405798
American Intl Group              COM    026874107     2192       32612 SH             Sole               32612
Annaly Cptl Mgmt Inc             COM    035710409     1102       71160 SH             Sole               71160
Applebees Intl Inc               COM    037899101     1129       45550 SH             Sole               45550
Arkansas Best Corp               COM    040790107     2829       79590 SH             Sole               79590
Avis Budget Group                COM    053774105      307       11230 SH             Sole               11230
Bank of America Corp.            COM    060505104     4991       97833 SH             Sole               97833
Borders Group Inc                COM    099709107      633       30990 SH             Sole               30990
Caterpillar Inc                  COM    149123101     1123       16760 SH             Sole               16760
Citigroup Inc.                   COM    172967101     1752       34120 SH             Sole               34120
Cullen Frost Bankers             COM    229899109     4786       91456 SH             Sole               91456
DiamondrockHspCoREIT             COM    252784301      548       28860 SH             Sole               28860
Dow Chemical Co                  COM    260543103     2730       59520 SH             Sole               59520
Ener Conv Devices Inc            COM    292659109      761       21766 SH             Sole               21766
Ensco International              COM    26874Q100     2070       38050 SH             Sole               38050
Enzo Biochem Inc.                COM    294100102      829       55001 SH             Sole               55001
Exxon Mobil Corp.                COM    30231G102      357        4725 SH             Sole                4725
Fannie Mae                       COM    313586109     4079       74737 SH             Sole               74737
Freddie Mac                      COM    313400301      206        3470 SH             Sole                3470
Gannett Company Inc              COM    364730101     3430       60935 SH             Sole               60935
Gap Inc. (The)                   COM    364760108      875       50850 SH             Sole               50850
General Mills Inc                COM    370334104     1292       22190 SH             Sole               22190
Home Depot Inc                   COM    437076102     2430       66140 SH             Sole               66140
IBM Corporation                  COM    459200101     2159       22900 SH             Sole               22900
Johnson & Johnson                COM    478160104     1261       20925 SH             Sole               20925
Lincoln National Corp.           COM    534187109     1471       21692 SH             Sole               21692
Marsh & McLennan                 COM    571748102     4185      142865 SH             Sole              142865
Morgan Stanley                   COM    617446448     1237       15700 SH             Sole               15700
NiSource Inc.                    COM    65473P105     2192       89680 SH             Sole               89680
Noble Energy Inc.                COM    655044105      560        9394 SH             Sole                9394
Patterson-UTI Enrgy Inc          COM    703481101     2014       89755 SH             Sole               89755
Pfizer, Inc.                     COM    717081103     5038      199450 SH             Sole              199450
Quanex Corporation               COM    747620102      389        9185 SH             Sole                9185
SLM Corporation                  COM    78442P106     1601       39140 SH             Sole               39140
Sara Lee Corporation             COM    803111103      894       52840 SH             Sole               52840
Southern Union Co                COM    844030106     1764       58050 SH             Sole               58050
Team Inc                         COM    878155100      752       19700 SH             Sole               19700
Technitrol Inc                   COM    878555101     1201       45870 SH             Sole               45870
Verizon Comm. Inc.               COM    92343V104     2909       76705 SH             Sole               76705
Washington Federal, Inc.         COM    938824109     1857       79138 SH             Sole               79138
Worthington Industries           COM    981811102      372       18060 SH             Sole               18060
Wyeth                            COM    983024100     1268       25340 SH             Sole               25340
Wyndham Worldwide                COM    98310W108      767       22460 SH             Sole               22460
Barclays Plc ADR                        06738E204     2147       37715 SH             Sole               37715
Can. Natl. Railway Co.                  136375102      836       18930 SH             Sole               18930
Canon Inc ADR                           138006309     1947       36262 SH             Sole               36262
Ingersoll-Rand Co                       G4776G101     1053       24275 SH             Sole               24275
Nissan Motor Co Ltd                     654744408     2301      107520 SH             Sole              107520
Nokia Corporation                       654902204     5238      228540 SH             Sole              228540
RenaissanceRe HlgLtd                    G7496G103     2137       42630 SH             Sole               42630
Royal DSM NV ADR                        780249108     1894      169692 SH             Sole              169692
Teva PhrmaInd Ltd ADR                   881624209     1507       40250 SH             Sole               40250
XL Capital Ltd.                         G98255105     3465       49522 SH             Sole               49522
Alliance Worldwide Privatizati          01879X103      366   18463.984 SH             Sole           18463.984
MrgnStnly AsiaPacific Fd                61744U106      704       37000 SH             Sole               37000
MrgnStnly India Invstmnt Fd             61745C105     1123       26000 SH             Sole               26000
REPORT SUMMARY                    59 DATA RECORDS   134269             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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